Debt - Future minimum repayments (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Debt
2021	$ 3,958,622
2022	15,834,489
2023	20,288,211
2024	109,947,950
2025	3,600,000
Total long-term debt	$ 153,629,272	$ 213,883,887